Document And Entity Information	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	Turnstone Biologics Corp.
Entity Central Index Key	0001764974
Entity Emerging Growth Company	true
Entity File Number	001-41747
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2909368
Entity Address, Address Line One	9310 Athena Circle, Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(347)
Local Phone Number	897-5988
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	TSBX
Security Exchange Name	NASDAQ